Shareholder Fees {- Fidelity Freedom 2065 Fund}	May 29, 2021 USD ($)
03.31 Fidelity Freedom Funds Combo PRO - Class K-07 | Fidelity Freedom 2065 Fund
Shareholder Fees:
(fees paid directly from your investment)	none